Notes Payable (Details Narrative) - USD ($)						1 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2023	Aug. 07, 2020	Jul. 12, 2017	Jul. 22, 2013	Mar. 14, 2013	Sep. 30, 2017	Feb. 28, 2012	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 02, 2020	Oct. 10, 2020	Sep. 25, 2020	Jul. 20, 2020	May 20, 2020	Apr. 02, 2020	Aug. 31, 2019	Sep. 30, 2018
Promissory note								$ 8,666,683		$ 8,994,414
Proceeds from convertible promissory note		$ 168,500						168,500		440,211	$ 432,641
Proceeds from debt								744,378	$ 204,000	2,960,900	2,742,721
Short-term notes payable								1,474,122		1,022,364	772,334
Long-term notes payable								10,546,942		8,627,129	2,259,081
SBA PPP [Member]
Principal balance																$ 395,000
SBA [Member]
Principal balance																	$ 274,000
Promissory note																	$ 1,500
Seaport Group Enterprises LLC [Member]
Principal balance															$ 64,678
Promissory note															$ 1,500
Seaport Group Enterprises LLC [Member] | Factoring Agreement [Member]
Principal balance								500,000
Debt periodic payment on interest								21,500
Origination fees								15,000
Exchange for future receipts								650,000
Proceeds from debt								485,000
PNC, Inc. [Member]
Secured promissory note																		$ 850,000
Classic Beverage [Member]
Principal balance								$ 348,269		$ 277,385
Interest rate								10.00%		10.00%
Subsequent Event [Member]
Promissory note	$ 6,500											$ 30,000	$ 30,000
Consecutive monthly payments	$ 11,500
Maturity date description	On or before December 1, 2020, and continuing through and including May 1st 2023, PACV shall pay twenty-nine (29) consecutive monthly payments of eleven thousand five hundred($11,500); On or before June 1st, 2023, PACV will pay the sum of six thousand five hundred($6,500);
Unsecured Promissory Note [Member] | MGD [Member]
Principal balance							$ 30,000
Interest rate							8.00%
Debt maturity date							Dec. 31, 2020
Promissory note								$ 25,000		$ 25,000
Unsecured Promissory Note [Member] | MGD [Member] | Extended Maturity [Member]
Debt maturity date							Dec. 31, 2020
Unsecured Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance					$ 86,821
Interest rate					5.00%
Debt maturity date					Feb. 01, 2020
Unsecured Promissory Note [Member] | Unrelated Third Party [Member] | Extended Maturity [Member]
Debt maturity date					Feb. 01, 2020
Unsecured Promissory Note One [Member] | Unrelated Third Party [Member]
Principal balance				$ 15,000
Interest rate				5.00%
Debt maturity date				Dec. 31, 2018
Promissory note								$ 15,000		15,000
Reduced interest rate				2.00%
Promissory Note [Member] | PNC, Inc. [Member]
Maturity date description								Due in three payments over 18 months.
Secured promissory note								$ 850,000
Promissory Note [Member] | Unrelated Third Party [Member]
Principal balance																			$ 329,611
Interest rate						8.00%
Debt maturity date						Nov. 15, 2017
Promissory note						$ 372,500
Maturity date description						All of the notes have an interest rate of 8% and had a maturity date of August 13, 2017 but have been extended to November 15, 2017 for a fee of $15,000.
Debt instrument fees						$ 15,000													$ 15,000
Promissory Note [Member] | TCA Global Master Fund [Member] | San Diego Farmers Outlet, Inc [Member]
Principal balance								$ 2,871,397
Interest rate								16.00%
Promissory Note One [Member]
Promissory note						172,500
Promissory Note Four Others [Member]
Promissory note						$ 50,000
Promissory Note [Member] | BNA and TRA [Member]
Promissory note														$ 400,000
Convertible Promissory Note [Member] | JSJ Investments Inc [Member]
Promissory note								$ 30,239		53,758
Proceeds from convertible promissory note			$ 75,000
Debt periodic payment on interest			$ 3,360
Notes Payable [Member]
Short-term notes payable								1,907,971		1,362,605	976,120
Long-term notes payable								$ 10,588,942		$ 8,669,129	$ 2,397,623